Share-based compensation - Measurement of the fair values at grant date of the equity-settled share-based payment plans (Details)	Oct. 01, 2025 USD ($) Y $ / shares	Aug. 01, 2025 USD ($) Y $ / shares	Jul. 01, 2025 USD ($) Y $ / shares	Jul. 01, 2024 USD ($) Y $ / shares	Dec. 15, 2023 USD ($) Y $ / shares	Nov. 08, 2023 USD ($) Y $ / shares	Jan. 20, 2021 USD ($) Y $ / shares
Alignment Grant
Share-based compensation
Weighted average share price							$ 31
Alignment Grant | Tranche I
Share-based compensation
Weighted average fair value | $							$ 25.42
Exercise price							$ 5.79
Weighted average share price							$ 31
Expected volatility							60.00%
Expected life | Y							2.32
Risk free rate							0.00%
Alignment Grant | Tranche II
Share-based compensation
Weighted average fair value | $							$ 22.93
Exercise price							$ 8.68
Weighted average share price							$ 31
Expected volatility							60.00%
Expected life | Y							2.32
Risk free rate							0.00%
Alignment Grant | Tranche III
Share-based compensation
Weighted average fair value | $							$ 20.68
Exercise price							$ 11.58
Weighted average share price							$ 31
Expected volatility							60.00%
Expected life | Y							2.32
Risk free rate							0.00%
Long-Term Incentive Plan
Share-based compensation
Weighted average fair value | $	$ 2.84	$ 2.64	$ 2.83	$ 1.82	$ 0.65	$ 0.64
Exercise price	$ 7.97	$ 7.58	$ 7.89	$ 5.07	$ 4	$ 4
Weighted average share price	$ 7.97	$ 7.58	$ 7.89	$ 5.07	$ 3.55	$ 3.41
Expected volatility	64.69%	63.10%	65.43%	64.47%	45.32%	45.83%
Expected life | Y	1.97	1.97	1.97	1.97	1.55	1.65
Risk free rate	1.97%	1.88%	1.83%	2.88%	2.37%	3.00%